LEASES - Supplemental Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 9,164	$ 9,425	$ 10,291	$ 11,107
Operating Lease, Liability, Current	1,375	1,256	1,364	1,727
Operating Lease, Liability, Noncurrent	9,366	9,621	10,169	9,891
Operating Lease, Liability, Total	$ 10,741	$ 10,877	$ 11,533	$ 11,618
Operating Lease, Liability, Current, Statement of Financial Position	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current